Rule 497(e)
File Nos. 333-52956 and 811-07549

SCHWAB ONESOURCE VARIABLE ANNUITY

A flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company

Supplement dated May 31, 2017
to the Prospectus dated May 1, 2017

This Supplement amends certain information contained in the Prospectus dated May 1, 2017.

Dreyfus VIF Growth and Income Portfolio:
The Dreyfus VIF Growth and Income Portfolio-Initial Shares is open to new investors and new Contributions.

Janus Aspen Portfolios:
On page 2 of the Prospectus, the reference to ‘Janus Aspen Flexible Bond Portfolio-Institutional Shares’ is deleted and replaced with ‘Janus Aspen Flexible Bond Portfolio-Service Shares.’

On page 2 of the Prospectus, the reference to ‘Janus Aspen Global Technology Portfolio-Institutional Shares’ is deleted and replaced with ‘Janus Aspen Global Technology Portfolio-Service Shares.’

If you have any questions regarding this Supplement, please call the Retirement Resource Operations Center toll-free at (800) 838-0650, or write to the Retirement Resource Operations Center at PO Box 173920, Denver, CO 80217-3920.

This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and
Statement of Additional Information dated May 1, 2017.

Please read this Supplement carefully and retain it for future reference.

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